1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com thor alden thor.alden@dechert.com +1 202 261 3391 Direct

January 30, 2018

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	RBC Funds Trust File Nos. 333-111986; 811-21475 Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A, filed on January 26, 2018, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 26, 2018, accession number 0000897101-18-000066.

Should you have any questions, please do not hesitate to contact me at (202) 261-3391.

Very truly yours,

/s/ Thor Alden
Thor Alden